Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade accounts payable	$ 26,604	$ 15,196
Accrued liabilities	26,903	11,130
Accrued compensation	31,396	22,020
Consumption taxes payable	3,694	2,662
Performance obligations in customer contracts	1,013	563
Provision	50	0
Accounts payable and accrued liabilities	$ 89,660	$ 51,571